Related Party Transactions - Schedule of Transactions Occurred with Related Parties (Details) - AUD ($)		6 Months Ended
		Dec. 31, 2024	Jun. 30, 2024
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan issue)	[1]	$ 298,726	$ 459,340
Interest paid to commonly controlled entity	[1]	284	764
Management and consulting services	[2]	$ 200,549	$ 9,125

[1]	The interest is accrued and not paid
[2]	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.